Expense Example {- Fidelity® Series Intrinsic Opportunities Fund} - 07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-07 - Fidelity® Series Intrinsic Opportunities Fund - Fidelity Series Intrinsic Opportunities Fund-Default
Sep. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9